SUMMARY OF OPTION ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Granted			7,142
2014 and 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, beginning balance	683,695
Weighted-Average Exercise Price Outstanding, beginning balance	$ 3.99
Weighted- Average Remaining Contractual Term, Outstanding	5 years 29 days	2 years 10 months 24 days
Aggregate Intrinsic Value Outstanding, beginning balance	$ 158,332
Options Granted
Weighted-Average Exercise Price, Granted
Number of Options, Exercised	(208,031)
Weighted-Average Exercise Price, Exercised	$ 1.16
Options, Forfeited	(137,854)
Weighted-Average Exercise Price,Forfeited	$ 1.16
Options Outstanding, ending balance	337,810	683,695
Weighted-Average Exercise Price Outstanding, ending balance	$ 6.88	$ 3.99
Aggregate Intrinsic Value Outstanding, ending balance		$ 158,332
Options, Vested and exercisable	337,612
Weighted-Average Exercise Price, Vested and exercisable	$ 6.88
Weighted- Average Remaining Contractual Term, Vested and exercisable	5 years 29 days
Aggregate Intrinsic Value Outstanding, Vested and exercisable, Ending
Options Exercised	208,031
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, beginning balance	683,695	806,392
Weighted-Average Exercise Price Outstanding, beginning balance	$ 3.99	$ 4.33
Weighted- Average Remaining Contractual Term, Outstanding		2 years 10 months 24 days	4 years
Aggregate Intrinsic Value Outstanding, beginning balance	$ 158,332	$ 164,255
Options Granted		0
Weighted-Average Exercise Price, Granted
Number of Options, Exercised	(208,031)	0
Weighted-Average Exercise Price, Exercised	$ 1.155
Options, Forfeited	(137,854)	(122,697)
Weighted-Average Exercise Price,Forfeited		$ 5.86
Options Outstanding, ending balance		683,695	806,392
Weighted-Average Exercise Price Outstanding, ending balance		$ 3.99	$ 4.33
Aggregate Intrinsic Value Outstanding, ending balance		$ 158,332	$ 164,255
Options, Vested and exercisable		682,306
Weighted-Average Exercise Price, Vested and exercisable		$ 3.98
Weighted- Average Remaining Contractual Term, Vested and exercisable		2 years 10 months 24 days
Options Exercised	208,031	0
Aggregate Intrinsic Value, Vested and exercisable		$ 158,010